DEBT AND CAPITAL LEASES - Debt issued and Capital Lease Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
DEBT AND CAPITAL LEASES
Interest costs	$ 63.8	$ 67.9	$ 63.5
Interest costs capitalized	5.3	4.9	$ 3.6
Fair value of debt	2,000.0	$ 1,600.0
Long-Term Debt and Capital Leases
Capital Leases, Future Minimum Payments, Interest Included in Payments	3.0
Capital Lease Obligations Imputed Interest Current	$ 1.0